Fair Value (Tables)	12 Months Ended
Dec. 31, 2013
Composition of Investment Portfolio by Major Security Type
The composition of the investment portfolio by major security type was:

	Fair Value
(millions)	Level 1	Level 2	Level 3	Total	Cost
December 31, 2013
Fixed maturities:
U.S. government obligations	$3,662.2	$0	$0	$3,662.2	$3,630.4
State and local government obligations	0	2,256.0	0	2,256.0	2,247.3
Foreign government obligations	15.6	0	0	15.6	15.6
Corporate debt securities	0	2,926.6	0	2,926.6	2,885.0
Subtotal	3,677.8	5,182.6	0	8,860.4	8,778.3
Asset-backed securities:
Residential mortgage-backed	0	1,127.7	.2	1,127.9	1,110.1
Commercial mortgage-backed	0	2,131.5	29.0	2,160.5	2,154.4
Other asset-backed	0	1,077.7	0	1,077.7	1,073.0
Subtotal asset-backed securities	0	4,336.9	29.2	4,366.1	4,337.5
Redeemable preferred stocks:
Financials	0	102.8	0	102.8	84.2
Utilities	0	65.6	0	65.6	64.9
Industrials	0	145.5	0	145.5	150.4
Subtotal redeemable preferred stocks	0	313.9	0	313.9	299.5
Total fixed maturities	3,677.8	9,833.4	29.2	13,540.4	13,415.3
Equity securities:
Nonredeemable preferred stocks:
Financials	240.8	414.6	39.0	694.4	431.5
Utilities	0	16.8	0	16.8	14.2
Subtotal nonredeemable preferred stocks	240.8	431.4	39.0	711.2	445.7
Common equities:
Common stocks	2,530.0	0	0	2,530.0	1,450.6
Other risk investments	0	0.5		.5	.5
Subtotal common equities	2,530.0	0.5		2,530.5	1,451.1
Total fixed maturities and equity securities	6,448.6	10,264.8	68.7	16,782.1	15,312.1
Short-term investments:
Other short-term investments	987.8	284.8	0	1,272.6	1,272.6
Total portfolio	$7,436.4	$10,549.6	$68.7	$18,054.7	$16,584.7
Debt	$0	$2,073.7	$0	$2,073.7	$1,860.9

	Fair Value
(millions)	Level 1	Level 2	Level 3	Total	Cost
December 31, 2012
Fixed maturities:
U.S. government obligations	$2,896.5	$0	$0	$2,896.5	$2,806.4
State and local government obligations	0	1,964.4	0	1,964.4	1,914.4
Foreign government obligations	0	0	0	0	0
Corporate debt securities	0	3,113.0	0	3,113.0	2,982.9
Subtotal	2,896.5	5,077.4	0	7,973.9	7,703.7
Asset-backed securities:
Residential mortgage-backed	0	382.7	45.5	428.2	413.4
Commercial mortgage-backed	0	2,023.4	25.3	2,048.7	1,963.9
Other asset-backed	0	948.6	0	948.6	936.0
Subtotal asset-backed securities	0	3,354.7	70.8	3,425.5	3,313.3
Redeemable preferred stocks:
Financials	0	129.7	0	129.7	110.7
Utilities	0	66.7	0	66.7	64.9
Industrials	0	178.3	0	178.3	181.3
Subtotal redeemable preferred stocks	0	374.7	0	374.7	356.9
Total fixed maturities	2,896.5	8,806.8	70.8	11,774.1	11,373.9
Equity securities:
Nonredeemable preferred stocks:
Financials	259.6	494.5	31.9	786.0	383.3
Utilities	0	26.4	0	26.4	20.7
Subtotal nonredeemable preferred stocks	259.6	520.9	31.9	812.4	404.0
Common equities:
Common stocks	1,887.0	0	0	1,887.0	1,367.2
Other risk investments	0	0	12.0	12.0	3.1
Subtotal common equities	1,887.0	0	12.0	1,899.0	1,370.3
Total fixed maturities and equity securities	5,043.1	9,327.7	114.7	14,485.5	13,148.2
Short-term investments:
Other short-term investments	1,679.9	310.1	0	1,990.0	1,990.0
Total portfolio	$6,723.0	$9,637.8	$114.7	$16,475.5	$15,138.2
Debt	$0	$2,394.4	$0	$2,394.4	$2,063.1

Summary of Changes in Fair Value Associated With Level 3 Assets
The following tables provide a summary of changes in fair value associated with Level 3 assets for the years ended December 31, 2013 and 2012:

	Level 3 Fair Value
(millions)	Fair Value at Dec. 31, 2012	Calls/ Maturities/ Paydowns	Purchases	Sales	Net Realized (Gain)/Loss on Sales	Change in Valuation	Net Transfers In (Out)[1]	Fair Value at Dec. 31, 2013
Fixed maturities:
Asset-backed securities:
Residential mortgage-backed	$45.5	$(28.6)	$125.1	$0	$0	$(.4)	$(141.4)	$.2
Commercial mortgage-backed	25.3	(3.4)	0	0	0	7.1	0	29.0
Other asset-backed	0	0	0	0	0	0	0	0
Total fixed maturities	70.8	(32.0)	125.1	0	0	6.7	(141.4)	29.2
Equity securities:
Nonredeemable preferred stocks:
Financials[2]	31.9	0	0	0	0	7.1	0	39.0
Common equities:
Other risk investments	12.0	(.5)	.3	(2.4)	(36.0)	27.1	0.5
Total Level 3 securities	$114.7	$(32.5)	$125.4	$(2.4)	$(36.0)	$40.9	$(141.4)	$68.7

[1] The $141.4 million was transferred out of Level 3 and into Level 2 due to an increase in liquidity and trading volume in the market.
[2] The $7.1 million represents net holding period gains on a hybrid security which is reflected in net realized gains (losses) on securities in the comprehensive income statement.

	Level 3 Fair Value
(millions)	Fair Value at Dec. 31, 2011	Calls/ Maturities/ Paydowns	Purchases	Sales	Net Realized (Gain)/Loss on Sales	Change in Valuation	Net Transfers In (Out)	Fair Value at Dec. 31, 2012
Fixed maturities:
Asset-backed securities:
Residential mortgage-backed	$62.3	$(17.3)	$0	$0	$0	$.5	$0	$45.5
Commercial mortgage-backed	21.3	(3.7)	0	0	0	7.7	0	25.3
Other asset-backed	2.6	(2.6)	0	0	0	0	0	0
Total fixed maturities	86.2	(23.6)	0	0	0	8.2	0	70.8
Equity securities:
Nonredeemable preferred stocks:
Financials[1]	0	0	28.5	0	0	3.4	0	31.9
Common equities:
Other risk investments	11.5	(.2)	0	0	0.7		0	12.0
Total Level 3 securities	$97.7	$(23.8)	$28.5	$0	$0	$12.3	$0	$114.7

[1] The $3.4 million represents net holding period gains on a hybrid security which is reflected in net realized gains (losses) on securities in the comprehensive income statement.

Summary of Quantitative Information about Level 3 Fair Value Measurements
The following table provides a summary of the quantitative information about Level 3 fair value measurements for our applicable securities at December 31:

	Quantitative Information about Level 3 Fair Value Measurements
($ in millions)	Fair Value at Dec. 31, 2013	Valuation Technique	Unobservable Input	Unobservable Input Assumption
Fixed maturities:
Asset-backed securities:
Residential mortgage-backed	$.2	External vendor	Prepayment rate[1]	0
Commercial mortgage-backed	29.0	External vendor	Prepayment rate[2]	0
Total fixed maturities	29.2
Equity securities:
Nonredeemable preferred stocks:
Financials	39.0	Multiple of tangible net book value	Price to book ratio multiple	1.9
Common equities:
Other risk investments	0
Subtotal Level 3 securities	68.2
Third-party pricing exemption securities[3]	.5
Total Level 3 securities	$68.7

[1] Assumes that one security has 0% of the principal amount of the underlying loans that will be paid off prematurely in each year.
[2] Assumes that two securities have 0% of the principal amount of the underlying loans that will be paid off prematurely in each year.
[3] The fair values for these securities were obtained from non-binding external sources where unobservable inputs are not reasonably available to us.

	Quantitative Information about Level 3 Fair Value Measurements
($ in millions)	Fair Value at Dec. 31, 2012	Valuation Technique	Unobservable Input	Unobservable Input Assumption
Fixed maturities:
Asset-backed securities:
Residential mortgage-backed	$.2	External vendor	Prepayment rate[1]	16
Commercial mortgage-backed	25.3	External vendor	Prepayment rate[2]	0
Total fixed maturities	25.5
Equity securities:
Nonredeemable preferred stocks:
Financials	31.9	Multiple of tangible net book value	Price to book ratio multiple	1.9
Common equities:
Other risk investments	11.2	Discounted consolidated equity	Discount for lack of marketability	20%
Subtotal Level 3 securities	68.6
Third-party pricing exemption securities[3]	46.1
Total Level 3 securities	$114.7

[1] Assumes that one security has 16% of the principal amount of the underlying loans that will be paid off prematurely in each year.
[2] Assumes that three securities have 0% of the principal amount of the underlying loans that will be paid off prematurely in each year.
[3] The fair values for these securities were obtained from non-binding external sources where unobservable inputs are not reasonably available to us.